DEBT (Tables)	12 Months Ended
Jun. 27, 2018
Debt Disclosure [Abstract]
Long-Term Debt
Long-term debt consists of the following (in thousands):

	June 27, 2018	June 28, 2017
Revolving credit facility	$820,250	$392,250
5.00% notes	350,000	350,000
3.88% notes	300,000	300,000
2.60% notes	—	250,000
Capital lease obligations (see Note 8 - Leases)	43,018	45,417
Total long-term debt	1,513,268	1,337,667
Less unamortized debt issuance costs and discounts	(6,556)	(8,189)
Total long-term debt less unamortized debt issuance costs and discounts	1,506,712	1,329,478
Less current installments	(7,088)	(9,649)
	$1,499,624	$1,319,829

Long-Term Debt Maturities Excluding Capital Lease Obligations
Excluding capital lease obligations (see Note 8 - Leases) and interest, our long-term debt maturities for the five fiscal years following June 27, 2018 and thereafter are as follows (in thousands):

Long-Term Debt
2019	$—
2020	—
2021	—
2022	820,250
2023	300,000
Thereafter	350,000
$1,470,250